Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTES PAYABLE

On February 3, 2012, the Company issued a senior secured promissory note in the principal amount of $550,000 (the “Note”) to two of its existing shareholders for a purchase price of $500,000 less $3,500 in lender fees.  In connection with the Note, the Company incurred expenses of $21,800 for legal and other fees. Accordingly, net cash proceeds from the Note amounted to $474,700. Unless earlier converted, exchanged or prepaid, the Note originally was set to mature on August 2, 2012, but was contractually extended until February 2, 2013 when the Company did not receive at least $1,500,000 in net proceeds from the sale of certain of its securities by March 2, 2012. The Note may be prepaid by the Company at any time. The obligations under the Note are first priority senior secured obligations (subject to an equipment lease) and are secured by substantially all of the Company's assets. The face value of the Note may be exchanged at the option of the holders into the applicable dollar amount of equity securities issued by the Company in a subsequent financing. The holders may convert the outstanding principal amount of the Note at a conversion price of 90% of the closing price of the Company's common stock on the trading day prior to the date that the Note becomes convertible, subject to further adjustment in the case of stock splits, reclassifications, reorganizations, certain issuances at less than the conversion price and the like. The Company is further subject to certain liquidated damages if it fails to timely effectuate a conversion under the terms of the Note. Until such time that the Note is no longer outstanding, without the consent of the holders, the Company is prohibited from incurring certain debt, selling any account receivable or declaring any dividend.

Proceeds from the Note financing were allocated first to the embedded conversion option (see Note 3) that required bifurcation and recognition in liabilities at fair value and the residual was allocated to the Note in the amount of $486,500. The Note carrying value is subject to amortization, through charges to interest expense, over the term to maturity using the effective interest method. During the period from inception to March 31, 2012, amortization amounted to $10,371. Direct finance costs allocated to the embedded derivative were expensed on Day 1. Direct finance costs allocated to the Note are subject to amortization to interest expense using the effective interest method. During the period from inception to March 31, 2012, amortization amounted to $3,893. The value of the Note inclusive of accrued interest as of March 31, 2012 was $494,720.

NOTES PAYABLE

Note Payable – Bank
On July 15, 2008, IZEA entered into a $1,000,000 Loan and Security Agreement (“Note Payable”) with Silicon Valley Bank, with an interest rate of 8% per annum, payable monthly.  Interest only was payable through December 31, 2008.  Repayment of principal was due in thirty-six consecutive equal monthly installments, or approximately $333,333 per year, beginning in January 2009 through December 31, 2011. The Note Payable was secured by all assets of IZEA until it was paid in full in December 2011. The principal balance outstanding on the Note Payable was $333,333 at December 31, 2010.

In conjunction with the issuance of the Note Payable, IZEA also issued initial warrants to purchase 2,216 shares of common stock (as amended in connection with the reverse merger transaction – see Note 7), immediately exercisable, at an exercise price of $0.2039 per share. Per the terms of the Note Payable, IZEA also issued 1,108 additional warrants, containing similar terms as the initial warrants, for a total of 3,324 warrants issued under the Note Payable. The fair value associated with the warrants was not recorded since the amount was insignificant to the financial statements. The warrants expire on July 15, 2015 and automatically convert to common stock on this date if the fair market value of the Company’s common stock is greater than the warrant exercise price.

Bridge Notes
On May 11, 2011, IZEA sold an aggregate $500,000 principal amount of 6% secured promissory notes (“Bridge Notes”) in a private placement transaction. The purchasers of Bridge Notes paid an aggregate gross purchase price of $500,000 for such Bridge Notes and received 50 Units in the May 2011 Offering as described in Note 8.  The Bridge Notes were paid in full out of the gross proceeds received in the May 2011 Offering.

Convertible Notes Payable – Related Parties
On September 23, 2009, February 25, 2010 and April 16, 2010, the Company issued unsecured convertible promissory notes (“Convertible Notes”) with the Company’s current preferred stockholders to fund operations until alternative financing could be closed.  Proceeds under the Convertible Notes totaled $798,561, $300,000 and $300,000, respectively, for a total of $1,398,561. The Convertible Notes were senior to all obligations other than the debt owed to Silicon Valley Bank, and accrued interest at the rate of 8% per annum.  The principal and accrued interest were to automatically convert upon closing of an additional round of funding into shares of Series A-2 preferred stock, with the number of shares equal to the amount being converted divided by 85% of the price per share of the additional funding round.

In May 2010, all of the holders of the Convertible Notes automatically converted their $1,444,800 notes payable (including accrued interest) into 4,721,563 shares of the Company’s newly created Series A-2 Preferred Stock in connection with the sale of Series A-2 Preferred Stock (see Note 7).